Stockholders Deficit (Details Narrative) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Blencathia Merger Details Narrative
Proceeds from issuance of shares	$ 827,724	$ 350,000	$ 882,157	$ 810,000